SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Long-term restricted cash and time deposits	$ 203	$ 2,488
Capitalized software development costs, net	9,706	13,920	$ 11,315	$ 11,679
Deferred commissions	2,339	1,897
Long-term deferred cost of revenue	127	525
Long-term security deposits	6	716
Noncontrolling investments accounted under ASC 321	7,046	5,162
Other	534	1,021
Total other assets	$ 19,961	$ 25,729